Segment information	12 Months Ended
Mar. 31, 2022
Disclosure of operating segments [abstract]
Segment information [Text Block]

18. Segment information

The Company operates in a single reportable operating segment and geographic location involving the development of plant-based proteins. All non-current assets are located in Canada.

All revenues are generated in Canada, Switzerland, and the USA. For the year ended March 31, 2022, revenues of $171,471 (2021 - $nil; 2020 - $nil) were generated in Canada, $nil (2021 - $250,000; 2020 - $nil) were generated in Switzerland, and $nil (2021 - $8,646; 2020 - $31,134) were generated in the U.S.